NOTES PAYABLE (Details Textual)		1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 14, 2017	Mar. 28, 2019 USD ($)	Jul. 20, 2018 USD ($) shares	Jan. 31, 2018	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)	Jan. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2014 USD ($)
Debt Instrument [Line Items]
Interest Rate Per Month					1.50%			1.00%	1.00%
Interest Expense, Debt										$ 1,290,039
Debt Instrument, Face Amount		$ 4,650,000
Debt Instrument, Convertible, Terms of Conversion Feature										In May 2017, the Company’s Chinese joint venture partners loaned the Company $500,000 at an interest rate of 8% convertible into the Company’s common shares upon a capital raise (“Qualified Financing”) where gross proceeds exceed $3,000,000 at the lesser of $0.50 and the quotient of the outstanding balance on the conversion date by the price of the Qualified Financing. Additionally, the holders are entitled to warrants equaling 25% of the number of conversion shares to be issued at conversion. During the year ended March 31, 2018 $33,556 of interest was accrued and expensed on these convertible loans.
Ending balance		$ 6,010,617						$ 0	$ 0	$ 51,479
Interest Expense, Related Party									$ 0	3,200
Repayments of Related Party Debt										3,200
Convertible Notes Payable (December 2016 to December 2017)										4,999,975
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 548,178
Discount on Convertible Loan exercise price		20.00%
Debt Conversion, Converted Instrument, Shares Issued | shares			683,396						1,247,099	1,249,008
Accretion Expense		$ 1,162,500				$ 0	$ 134,251		$ 3,266,918	$ 1,937,308
Proceeds from Notes Payable								4,650,000
Proceeds from Related Party Debt					$ 400,000			$ 1,050,000
Stock Issued During Period, Value, Conversion of Convertible Securities		6,010,617							13,214,092	9,180,785
Interest expense		$ 198,117				$ 13,283	$ 36,702		$ 255,833	$ 1,294,005
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input										1.91
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Measurement Valuation Techniques										binomial valuation model
Warrant [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input										0.25
Warrant [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input										5
Warrant [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input										114
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Debt										$ 1,037,067	$ 17,488
Debt Instrument, Face Amount											500,000			$ 1,500,000
Debt Instrument, Convertible, Terms of Conversion Feature	upon the consummation of an equity or equity-linked round of with an aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to 25% of the principal amount less the accrued and unpaid interest, will be converted into shares of new round stock based upon the lesser of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) $0.25.
Proceeds from Contributions from Affiliates										$ 2,999,975	2,000,000
Debt Instrument, Interest Rate Terms										In December 2017, investors of the Company advanced funds under a new convertible loan offering. These convertible loans bear interest at a fixed rate of 3% per month until the earlier of (a) January 31, 2018 and (b) the consummation of a qualified financing defined as gross proceeds of no less than $7,000,000 and up to $14,000,000 raised in one or more tranches.
Accretion Expense										$ 548,178
Convertible Loans Payable [Member]
Debt Instrument [Line Items]
Proceeds from Contributions from Affiliates										3,611,400
Convertible Debt One [Member]
Debt Instrument [Line Items]
Interest Rate Per Month								1.00%	1.00%
Interest Expense, Debt										33,556
Proceeds from Contributions from Affiliates										500,000
Debt Instrument, Interest Rate Terms				In January 2018, the terms of the new convertible loan offering were amended to extend the maturity date until March 31, 2018 and in March 2018 the terms of the loans were amended to change the definition of qualified financing as gross proceeds of no less than $2,000,000 and up to $14,000,000 raised in one or more tranches.
Proceeds from Convertible Debt Including Capitalized Interest			$ 4,708,306						$ 9,326,633	7,111,375
Interest Costs Capitalized			31,673
Accretion Expense									3,266,918
Debt Instrument Convertible Conversion feature Fair Value Adjustments									(337,923)
Proceeds from Related Party Debt			2,297,928						3,347,928
Convertible Notes Payable, Noncurrent			$ 4,732,853
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Interest Expense, Debt										201,928
Proceeds from Contributions from Affiliates										3,611,400
Accretion Expense										1,937,308
Second Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 500,000
Fourth Tranches [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											2,000,000	$ 500,000
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable															$ 200,000
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Interest Expense, Debt									0	12,957
Demand Notes payable [Member]
Debt Instrument [Line Items]
Notes Payable								$ 0	0	51,479	$ 330,600
Interest Expense, Debt									$ 1,496	$ 8,497